Long-term Investments, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Long Term Investments [Line Items]
Re-measurement gain or loss of equity investments	¥ 0		¥ (86,700,000)	¥ 152,200,000
Impairment charges for long-term investments	486,500,000	$ 66,644	278,891,000	465,645,000
Equity investments without readily determinable fair value carrying amount	0		10,200,000	493,100,000
Disposal gain	11,000,000		3,900,000	171,300,000
Loss from equity method investments	40,500,000	$ 5,545	112,142,000	211,620,000
Gain or loss from the change in fair value	700,000		158,400,000	¥ (198,600,000)
Minimum [Member]
Long Term Investments [Line Items]
Cumulative adjustments of equity investments accounted for using the measurement alternative	0		0
Maximum [Member]
Long Term Investments [Line Items]
Cumulative adjustments of equity investments accounted for using the measurement alternative	¥ 1,187,600,000		¥ 758,200,000